Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Conservative Income Bond Fund

May 31, 2020

ZCI-QTLY-0720
1.9887607.102

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.0%
Entertainment - 0.8%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 1.8334% 4/1/21 (a)(b)(c)	$750,000	$751,620
The Walt Disney Co. 3 month U.S. LIBOR + 0.250% 1.8304% 9/1/21 (b)(c)	81,000	80,800
		832,420
Media - 1.2%
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 1.7634% 10/1/20 (b)(c)	179,000	179,127
3 month U.S. LIBOR + 0.440% 1.8734% 10/1/21 (b)(c)	220,000	220,645
TWDC Enterprises 18 Corp.:
3 month U.S. LIBOR + 0.190% 1.5043% 6/5/20 (b)(c)	350,000	350,016
3 month U.S. LIBOR + 0.390% 1.6438% 3/4/22 (b)(c)	550,000	546,095
		1,295,883

TOTAL COMMUNICATION SERVICES		2,128,303

CONSUMER DISCRETIONARY - 3.3%
Automobiles - 2.8%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.210% 0.6446% 2/12/21 (b)(c)	350,000	349,168
3 month U.S. LIBOR + 0.260% 1.0005% 6/16/20 (b)(c)	500,000	499,993
3 month U.S. LIBOR + 0.280% 1.4153% 10/19/20 (b)(c)	300,000	300,000
3.15% 1/8/21	46,000	46,669
BMW U.S. Capital LLC 3 month U.S. LIBOR + 0.500% 0.9335% 8/13/21 (a)(b)(c)	400,000	395,124
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.670% 1.2109% 11/5/21 (a)(b)(c)	250,000	242,811
3 month U.S. LIBOR + 0.900% 1.2924% 2/15/22 (a)(b)(c)	450,000	434,259
2.7% 8/3/20 (a)	400,000	401,256
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.850% 2.1699% 4/9/21 (b)(c)	250,000	243,472
		2,912,752
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp. 2.05% 4/23/22	450,000	459,686

TOTAL CONSUMER DISCRETIONARY		3,372,438

CONSUMER STAPLES - 1.9%
Beverages - 0.5%
The Coca-Cola Co.:
1.55% 9/1/21	202,000	204,938
3.15% 11/15/20	300,000	303,818
		508,756
Food & Staples Retailing - 0.2%
Walmart, Inc. 3.125% 6/23/21	200,000	205,662
Food Products - 0.2%
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 1.7161% 4/16/21 (b)(c)	250,000	250,284
Tobacco - 1.0%
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	200,261
Philip Morris International, Inc.:
1.875% 2/25/21	700,000	706,086
4.125% 5/17/21	100,000	103,426
		1,009,773

TOTAL CONSUMER STAPLES		1,974,475

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC:
3 month U.S. LIBOR + 0.250% 0.6095% 11/24/20 (b)(c)	350,000	349,884
3.062% 3/17/22	150,000	156,297
Chevron Corp. 3 month U.S. LIBOR + 0.900% 1.3476% 5/11/23 (b)(c)	400,000	403,771
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.7156% 8/16/22 (b)(c)	350,000	348,826
MPLX LP 3 month U.S. LIBOR + 0.900% 1.8989% 9/9/21 (b)(c)	21,000	20,323
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 1.3976% 2/8/21 (b)(c)	65,000	62,549
3 month U.S. LIBOR + 1.250% 1.6835% 8/13/21 (b)(c)	75,000	71,539
Western Gas Partners LP 3 month U.S. LIBOR + 0.850% 2.1614% 1/13/23 (b)(c)	61,000	53,369
		1,466,558
FINANCIALS - 49.6%
Banks - 34.2%
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 1.5453% 1/19/21 (a)(b)(c)	900,000	901,242
3 month U.S. LIBOR + 0.570% 0.9393% 8/27/21 (a)(b)(c)	200,000	200,091
Bank of America Corp.:
3 month U.S. LIBOR + 0.660% 1.769% 7/21/21 (b)(c)	500,000	500,142
2.328% 10/1/21 (b)	750,000	752,223
2.369% 7/21/21 (b)	600,000	600,752
2.738% 1/23/22 (b)	700,000	707,433
Bank of America NA 3 month U.S. LIBOR + 0.320% 1.3114% 7/26/21 (b)(c)	700,000	699,161
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 1.296% 9/10/21 (b)(c)	250,000	250,094
3 month U.S. LIBOR + 0.460% 1.7714% 4/13/21 (b)(c)	700,000	701,688
3 month U.S. LIBOR + 0.570% 1.8024% 3/26/22 (b)(c)	300,000	300,364
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 1.6253% 7/20/20 (a)(b)(c)	1,000,000	1,001,787
1.96% 7/21/21 (a)	350,000	354,485
2.5% 4/13/21 (a)	400,000	406,875
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 1.7714% 1/11/21 (b)(c)	900,000	900,076
1.7% 5/12/22	200,000	202,731
2.65% 1/11/21	400,000	403,669
BB&T Corp. 2.05% 5/10/21	300,000	304,176
BBVA U.S.A. 3 month U.S. LIBOR + 0.730% 1.4981% 6/11/21 (b)(c)	500,000	495,579
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 0.864% 8/7/21 (a)(b)(c)	300,000	300,316
BPCE SA:
3 month U.S. LIBOR + 0.300% 1.6114% 1/14/22 (a)(b)(c)	350,000	346,926
3.145% 7/31/20 (a)	300,000	301,208
Capital One Bank NA 2.014% 1/27/23 (b)	400,000	400,763
Citibank NA:
3 month U.S. LIBOR + 0.530% 0.9105% 2/19/22 (b)(c)	350,000	347,626
3 month U.S. LIBOR + 0.600% 0.9766% 5/20/22 (b)(c)	350,000	348,298
Citigroup, Inc. U.S. SOFR SEC OVRN FIN RATE INDX + 0.870% 0.9263% 11/4/22 (b)(c)	302,000	297,851
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 1.866% 6/10/20 (a)(b)(c)	400,000	400,102
2.75% 6/10/20 (a)	400,000	400,145
Credit Suisse Group Funding Guernsey Ltd.:
3 month U.S. LIBOR + 2.290% 3.4253% 4/16/21 (b)(c)	1,000,000	1,013,676
3.45% 4/16/21	375,000	383,696
Fifth Third Bancorp 2.875% 7/27/20	300,000	300,465
Fifth Third Bank, Cincinnati 3 month U.S. LIBOR + 0.640% 1.3266% 2/1/22 (b)(c)	200,000	199,668
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.650% 1.4341% 9/11/21 (b)(c)	400,000	400,079
2.95% 5/25/21	400,000	408,881
3.4% 3/8/21	400,000	408,205
HSBC U.S.A., Inc. 2.75% 8/7/20	400,000	401,572
Huntington Bancshares, Inc. 3.15% 3/14/21	400,000	406,125
Huntington National Bank 3.25% 5/14/21	350,000	358,007
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.100% 2.0989% 6/7/21 (b)(c)	250,000	251,438
3 month U.S. LIBOR + 1.200% 2.0458% 10/29/20 (b)(c)	250,000	250,897
2.4% 6/7/21	324,000	329,763
2.55% 3/1/21	600,000	608,358
3.514% 6/18/22 (b)	300,000	307,978
4.35% 8/15/21	700,000	732,477
4.625% 5/10/21	250,000	259,573
KeyCorp 2.9% 9/15/20	300,000	302,003
Lloyds Bank PLC 3.3% 5/7/21	200,000	204,848
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 1.6414% 7/26/21 (b)(c)	453,000	452,196
3 month U.S. LIBOR + 0.700% 1.6989% 3/7/22 (b)(c)	250,000	248,215
2.95% 3/1/21	500,000	508,970
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.3113% 2/28/22 (b)(c)	350,000	348,759
3 month U.S. LIBOR + 1.140% 1.9125% 9/13/21 (b)(c)	350,000	350,687
2.632% 4/12/21 (a)	200,000	203,591
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 1.5989% 3/7/22 (b)(c)	300,000	297,535
PNC Bank NA:
3 month U.S. LIBOR + 0.310% 1.206% 6/10/21 (b)(c)	350,000	350,021
3 month U.S. LIBOR + 0.430% 1.4289% 12/9/22 (b)(c)	350,000	345,223
1.743% 2/24/23 (b)	250,000	253,184
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 1.4214% 4/26/21 (b)(c)	600,000	600,857
3 month U.S. LIBOR + 0.830% 2.1414% 1/10/22 (b)(c)	250,000	251,761
Regions Bank 3 month U.S. LIBOR + 0.500% 0.9335% 8/13/21 (b)(c)	350,000	347,506
Royal Bank of Canada:
3 month U.S. LIBOR + 0.390% 1.1501% 4/30/21 (b)(c)	350,000	351,050
3 month U.S. LIBOR + 0.400% 1.3914% 1/25/21 (b)(c)	700,000	701,263
Skandinaviska Enskilda Banken AB 3 month U.S. LIBOR + 0.430% 0.8156% 5/17/21 (a)(b)(c)	400,000	400,479
Sumitomo Mitsui Banking Corp. 3 month U.S. LIBOR + 0.370% 1.5461% 10/16/20 (b)(c)	250,000	250,355
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 1.140% 2.2753% 10/19/21 (b)(c)	350,000	351,759
2.442% 10/19/21	400,000	410,083
2.934% 3/9/21	250,000	254,566
SunTrust Banks, Inc.:
3 month U.S. LIBOR + 0.500% 1.4914% 10/26/21 (b)(c)	300,000	299,331
3 month U.S. LIBOR + 0.590% 1.1461% 8/2/22 (b)(c)	300,000	299,173
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 0.8295% 5/24/21 (b)(c)	700,000	702,056
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.260% 1.1031% 9/17/20 (b)(c)	250,000	250,252
3 month U.S. LIBOR + 0.270% 1.1131% 3/17/21 (b)(c)	250,000	250,291
3 month U.S. LIBOR + 0.430% 1.1981% 6/11/21 (b)(c)	350,000	350,393
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 0.5321% 1/27/23 (b)(c)	400,000	391,145
2.5% 12/14/20	400,000	404,356
Truist Bank U.S. SOFR SEC OVRN FIN RATE INDX + 0.730% 0.9007% 3/9/23 (b)(c)	523,000	506,301
U.S. Bancorp 2.35% 1/29/21	350,000	353,992
U.S. Bank NA, Cincinnati:
3 month U.S. LIBOR + 0.180% 1.289% 1/21/22 (b)(c)	564,000	560,954
3 month U.S. LIBOR + 0.250% 1.2703% 7/24/20 (b)(c)	250,000	250,118
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 1.9776% 7/22/20 (b)(c)	500,000	501,062
2.5% 3/4/21	547,000	555,047
4.6% 4/1/21	400,000	413,165
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.310% 1.5289% 1/15/21 (b)(c)	250,000	250,261
3 month U.S. LIBOR + 0.500% 1.543% 7/23/21 (b)(c)	250,000	249,933
3 month U.S. LIBOR + 0.620% 0.9893% 5/27/22 (b)(c)	600,000	596,734
3.325% 7/23/21 (b)	550,000	551,896
		35,368,032
Capital Markets - 6.2%
Bank of New York, New York 3 month U.S. LIBOR + 0.280% 1.5338% 6/4/21 (b)(c)	400,000	400,000
Credit Suisse AG:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.450% 0.5051% 2/4/22 (b)(c)	850,000	839,596
2.1% 11/12/21	250,000	255,042
Deutsche Bank AG New York Branch:
2.7% 7/13/20	300,000	300,000
3.15% 1/22/21	200,000	200,171
3.375% 5/12/21	184,000	184,352
Morgan Stanley:
3 month U.S. LIBOR + 0.980% 1.7205% 6/16/20 (b)(c)	400,000	400,126
3 month U.S. LIBOR + 1.180% 2.3153% 1/20/22 (b)(c)	750,000	752,454
U.S. SOFR SEC OVRN FIN RATE INDX + 0.700% 0.7506% 1/20/23 (b)(c)	500,000	489,645
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 0.944% 6/10/22 (b)(c)	659,000	650,899
2.5% 4/21/21	500,000	508,207
2.625% 11/17/21	542,000	556,786
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 1.1166% 11/1/21 (b)(c)	500,000	496,972
UBS AG London Branch 1.75% 4/21/22 (a)	350,000	355,726
		6,389,976
Consumer Finance - 5.3%
American Express Co.:
3 month U.S. LIBOR + 0.600% 1.1409% 11/5/21 (b)(c)	400,000	399,648
3 month U.S. LIBOR + 0.620% 0.9966% 5/20/22 (b)(c)	350,000	348,950
3% 2/22/21	259,000	263,071
3.375% 5/17/21	300,000	307,367
3.7% 11/5/21	350,000	364,173
American Express Credit Corp.:
2.25% 5/5/21	300,000	304,425
2.7% 3/3/22	300,000	310,313
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 2.5304% 6/1/21 (a)(b)(c)	300,000	276,062
Ford Motor Credit Co. LLC 3 month U.S. LIBOR + 0.430% 0.9861% 11/2/20 (b)(c)	250,000	245,414
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.170% 1.4899% 10/9/20 (b)(c)	250,000	250,109
3 month U.S. LIBOR + 0.240% 1.0241% 3/12/21 (b)(c)	350,000	349,896
3 month U.S. LIBOR + 0.260% 1.156% 9/10/21 (b)(c)	300,000	299,218
3 month U.S. LIBOR + 0.420% 1.7314% 7/10/20 (b)(c)	350,000	350,469
2.75% 3/15/22	100,000	103,689
2.875% 3/12/21	350,000	356,495
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.120% 0.5585% 8/13/21 (b)(c)	278,000	276,472
3 month U.S. LIBOR + 0.150% 1.4699% 10/9/20 (b)(c)	250,000	250,023
1.15% 5/26/22	400,000	401,909
		5,457,703
Diversified Financial Services - 0.6%
AIG Global Funding 3 month U.S. LIBOR + 0.460% 1.6756% 6/25/21 (a)(b)(c)	399,000	398,022
BP Capital Markets America, Inc. 4.742% 3/11/21	242,000	249,364
		647,386
Insurance - 3.3%
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 2.5746% 12/29/21 (b)(c)	120,000	119,581
3.5% 12/29/20	236,000	239,934
Metropolitan Life Global Funding I:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 0.56% 5/28/21 (a)(b)(c)	350,000	348,261
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 0.6159% 1/13/23 (a)(b)(c)	642,000	627,403
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 0.63% 9/7/20 (a)(b)(c)	200,000	199,900
U.S. SOFR SEC OVRN FIN RATE INDX + 0.850% 0.91% 1/15/21 (a)(b)(c)	300,000	299,717
Metropolitan Tower Global Funding U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 0.5989% 1/17/23 (a)(b)(c)	200,000	194,538
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 1.389% 1/21/22 (a)(b)(c)	250,000	247,498
3 month U.S. LIBOR + 0.280% 2.0141% 1/10/23 (a)(b)(c)	279,000	273,512
3 month U.S. LIBOR + 0.320% 0.8209% 8/6/21 (a)(b)(c)	118,000	118,111
Pricoa Global Funding I 2.55% 11/24/20 (a)	150,000	151,402
Protective Life Global Funding:
3 month U.S. LIBOR + 0.370% 1.6814% 7/13/20 (a)(b)(c)	250,000	250,209
3 month U.S. LIBOR + 0.520% 1.8946% 6/28/21 (a)(b)(c)	250,000	250,066
Prudential Financial, Inc. 4.5% 11/16/21	100,000	105,317
		3,425,449

TOTAL FINANCIALS		51,288,546

HEALTH CARE - 2.3%
Biotechnology - 0.3%
AbbVie, Inc. 3 month U.S. LIBOR + 0.650% 1.0241% 11/21/22 (a)(b)(c)	350,000	347,207
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3 month U.S. LIBOR + 0.870% 2.2496% 12/29/20 (b)(c)	188,000	187,944
Health Care Providers & Services - 0.8%
Cigna Corp. 3 month U.S. LIBOR + 0.650% 1.4931% 9/17/21 (b)(c)	101,000	100,461
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 1.7189% 3/9/21 (b)(c)	250,000	250,388
2.8% 7/20/20	450,000	450,464
		801,313
Pharmaceuticals - 1.0%
AstraZeneca PLC 2.375% 11/16/20	400,000	403,373
Bayer U.S. Finance II LLC 3 month U.S. LIBOR + 0.630% 1.8456% 6/25/21 (a)(b)(c)	400,000	397,851
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	100,000	102,091
2.875% 8/15/20 (a)	100,000	100,512
		1,003,827

TOTAL HEALTH CARE		2,340,291

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.5%
General Dynamics Corp. 3% 5/11/21	450,000	460,915
Industrial Conglomerates - 0.3%
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.8176% 8/8/22 (b)(c)	320,000	319,529
Machinery - 2.6%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.100% 1.1519% 6/19/20 (b)(c)	400,000	399,934
3 month U.S. LIBOR + 0.200% 0.6346% 11/12/21 (b)(c)	249,000	247,542
3 month U.S. LIBOR + 0.230% 0.9705% 3/15/21 (b)(c)	350,000	350,111
3 month U.S. LIBOR + 0.250% 0.6095% 8/26/20 (b)(c)	300,000	299,880
3 month U.S. LIBOR + 0.300% 1.2989% 3/8/21 (b)(c)	274,000	273,502
3 month U.S. LIBOR + 0.390% 0.7756% 5/17/21 (b)(c)	350,000	350,358
0.95% 5/13/22	400,000	403,984
2.65% 5/17/21	182,000	185,838
2.9% 3/15/21	200,000	203,700
		2,714,849

TOTAL INDUSTRIALS		3,495,293

INFORMATION TECHNOLOGY - 0.7%
IT Services - 0.7%
IBM Credit LLC 3 month U.S. LIBOR + 0.260% 1.3953% 1/20/21 (b)(c)	700,000	701,401
UTILITIES - 1.3%
Electric Utilities - 0.7%
Duke Energy Corp. 2.1% 6/15/20 (a)	350,000	350,095
Georgia Power Co. 2.4% 4/1/21	400,000	405,277
		755,372
Multi-Utilities - 0.6%
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 1.6156% 6/25/21 (b)(c)	550,000	549,428

TOTAL UTILITIES		1,304,800

TOTAL NONCONVERTIBLE BONDS
(Cost $68,045,995)		68,072,105

U.S. Treasury Obligations - 5.9%
U.S. Treasury Notes:
U.S. TREASURY 3 MONTH BILL + 0.130% 0.269% 4/30/21 (b)(c)	$500,000	$500,532
0.125% 4/30/22	1,000,000	999,453
1.75% 12/31/20	1,905,000	1,922,269
1.75% 7/31/21	1,377,000	1,401,958
1.875% 11/30/21	1,294,000	1,326,957
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $6,113,096)		6,151,169

Bank Notes - 3.3%
BB&T Corp. 2.85% 4/1/21	400,000	406,019
Capital One NA 2.95% 7/23/21	400,000	406,787
Fifth Third Bank, Cincinnati:
2.2% 10/30/20	350,000	351,845
2.25% 6/14/21	400,000	406,312
PNC Bank NA 2.15% 4/29/21	364,000	369,122
RBS Citizens NA 2.25% 10/30/20	250,000	251,411
SunTrust Banks, Inc. 2.8% 5/17/22	400,000	416,154
U.S. Bank NA, Cincinnati 1.8% 1/21/22	400,000	407,892
Wells Fargo Bank NA 3.625% 10/22/21	350,000	363,278
TOTAL BANK NOTES
(Cost $3,351,575)		3,378,820

Certificates of Deposit - 7.5%
Bank of Montreal yankee:
3 month U.S. LIBOR + 0.040% 0.4256% 11/17/20 (b)(c)	400,000	400,074
1.05% 9/14/20	350,000	350,860
Bank of Nova Scotia yankee:
3 month U.S. LIBOR + 0.090% 0.4666% 8/20/20 (b)(c)	250,000	250,077
3 month U.S. LIBOR + 0.090% 1.5528% 9/3/20 (b)(c)	400,000	400,141
Barclays Bank PLC yankee 0.6% 11/24/20	400,000	400,026
Goldman Sachs Bank U.S.A.:
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 0.2871% 6/25/20 (b)(c)	350,000	349,995
U.S. SOFR SEC OVRN FIN RATE INDX + 0.250% 0.3067% 2/16/21 (b)(c)	350,000	349,852
U.S. SOFR SEC OVRN FIN RATE INDX + 0.280% 0.3377% 8/21/20 (b)(c)	350,000	350,106
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 0.4428% 10/8/20 (b)(c)	400,000	400,349
U.S. SOFR SEC OVRN FIN RATE INDX + 0.400% 0.4551% 11/5/20 (b)(c)	400,000	400,378
U.S. SOFR SEC OVRN FIN RATE INDX + 0.430% 0.4887% 2/26/21 (b)(c)	350,000	350,310
Mitsubishi UFJ Trust & Banking Corp. yankee 1 month U.S. LIBOR + 0.060% 0.258% 6/12/20 (b)(c)	400,000	400,017
Mizuho Corporate Bank Ltd. yankee:
1 month U.S. LIBOR + 0.060% 0.2816% 6/10/20 (b)(c)	400,000	400,018
0.38% 11/23/20	400,000	400,022
Royal Bank of Canada yankee 3 month U.S. LIBOR + 0.080% 0.976% 9/10/20 (b)(c)	350,000	350,124
Skandinaviska Enskilda Banken yankee 3 month U.S. LIBOR + 0.070% 1.3899% 10/9/20 (b)(c)	400,000	400,127
Sumitomo Mitsui Banking Corp. yankee:
1 month U.S. LIBOR + 0.060% 0.2816% 6/10/20 (b)(c)	400,000	400,015
1 month U.S. LIBOR + 0.090% 0.4196% 6/4/20 (b)(c)	400,000	400,019
Sumitomo Mitsui Trust Bank Ltd. yankee 3 month U.S. LIBOR + 0.020% 1.3724% 7/8/20 (b)(c)	250,000	250,027
Svenska Handelsbanken, Inc. yankee:
1 month U.S. LIBOR + 0.050% 0.2716% 8/11/20 (b)(c)	400,000	399,977
3 month U.S. LIBOR + 0.040% 1.3599% 10/9/20 (b)(c)	400,000	400,085
TOTAL CERTIFICATES OF DEPOSIT
(Cost $7,800,000)		7,802,599

Commercial Paper - 4.1%
Credit Suisse AG yankee 1.1% 6/11/20	350,000	349,983
Royal Bank of Canada:
3 month U.S. LIBOR + 0.090% 1.3438% 9/4/20 (b)(c)	400,000	400,143
yankee 1% 9/14/20	350,000	349,878
Sumitomo Mitsui Trust Bank Ltd. yankee:
0.36% 9/28/20	400,000	399,603
0.4% 11/20/20	400,000	399,306
The Toronto-Dominion Bank:
1 month U.S. LIBOR + 0.280% 0.4483% 7/23/20 (b)(c)	400,000	400,072
3 month U.S. LIBOR + 0.020% 0.4676% 11/10/20 (b)(c)	400,000	400,035
3 month U.S. LIBOR + 0.050% 1.3699% 10/9/20 (b)(c)	300,000	300,074
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.050% 1.5005% 7/2/20 (b)(c)	400,000	400,004
UBS AG London Branch:
1 month U.S. LIBOR + 0.340% 0.6028% 8/6/20 (b)(c)	400,000	400,040
yankee 0% 2/22/21	400,000	398,356
TOTAL COMMERCIAL PAPER
(Cost $4,196,391)		4,197,494

Master Notes - 1.0%
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3449% 11/20/20 (b)(c)(d)
(Cost $1,000,000)	1,000,000	1,000,000
TOTAL MASTER NOTES
(Cost $1,000,000)		1,000,000
	Shares	Value

Money Market Funds - 13.6%
Fidelity Cash Central Fund 0.11% (e)
(Cost $14,062,281)	14,059,469	14,062,281
	Maturity Amount	Value

Repurchase Agreements - 0.6%
With Mizuho Securities U.S.A., Inc. at:
2.16%, dated 2/18/20 due 8/17/20 (Collateralized by U.S. Treasury Obligations valued at $410,615, 1.50%, 1/31/27)	404,344	400,000
2.22%, dated 1/28/20 due 7/27/20 (Collateralized by U.S. Treasury Obligations valued at $256,996, 1.50%, 1/31/27)	252,790	250,000
TOTAL REPURCHASE AGREEMENTS
(Cost $650,000)		650,000
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $105,219,338)		105,314,468
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(1,967,755)
NET ASSETS - 100%		$103,346,713

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,930,761 or 12.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000,000 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Toyota Motor Credit Corp. 1 week U.S. LIBOR + 0.250% 0.3449% 11/20/20	3/2/20	$1,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,383
Total	$42,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper, certificates of deposit and master notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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